Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 375,479	$ 223,890
Trade and other receivables (note 3)	536,636	499,603
Inventories (note 4)	304,464	281,328
Prepaid expenses	26,548	20,846
Current assets	1,243,127	1,025,667
Non-current assets:
Property, plant and equipment (note 5)	2,998,326	3,117,469
Investment in associate (note 6)	188,922	197,402
Deferred income tax assets (note 15)	102,341	137,341
Other assets (note 7)	78,026	78,784
Non-current assets	3,367,615	3,530,996
Assets	4,610,742	4,556,663
Current liabilities:
Trade, other payables and accrued liabilities	626,817	523,216
Current maturities on long-term debt (note 8)	55,905	53,997
Current maturities on other long-term liabilities (note 9)	65,226	29,720
Current liabilities	747,948	606,933
Non-current liabilities:
Long-term debt (note 8)	1,446,366	1,502,209
Other long-term liabilities (note 9)	404,885	351,191
Deferred income tax liabilities (note 15)	266,432	290,980
Non-current liabilities	2,117,683	2,144,380
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value; Unlimited authorization of common shares without nominal or par value; Issued and outstanding common shares at December 31, 2017 were 83,770,254 (2016 - 89,824,338)	480,331	511,465
Contributed surplus	2,124	2,568
Retained earnings	1,088,150	1,124,104
Accumulated other comprehensive loss	(69,841)	(41,302)
Shareholders’ equity	1,500,764	1,596,835
Non-controlling interests	244,347	208,515
Total equity	1,745,111	1,805,350
Equity and liabilities	$ 4,610,742	$ 4,556,663